UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number 811- 3275
Legg Mason Partners Investment Funds, Inc.
(Exact name of registrant as specified in charter)
125 Broad Street, New York, NY 10004
(Address of principal executive offices) (Zip code)
Robert I. Frenkel, Esq.
Legg Mason & Co., LLC
300 First Stamford Place
Stamford, CT 06902
(Name and address of agent for service)
Registrant’s telephone number, including area code: 1-800-451-2010
Date of fiscal year end: April 30
Date of reporting period: July 31, 2006

ITEM 1. SCHEDULE OF INVESTMENTS

LEGG MASON PARTNERS INVESTMENT
FUNDS, INC.
Legg Mason Partners Multiple Discipline
Funds Large Cap Growth and Value
FORM N-Q
JULY 31, 2006

Legg Mason Partners Multiple Discipline Funds Large Cap Growth and Value
Schedule of Investments (unaudited)
July 31, 2006

Shares	Security	Value

COMMON STOCKS — 95.4%
CONSUMER DISCRETIONARY — 15.5%
Hotels, Restaurants & Leisure — 1.0%
37,040	McDonald’s Corp.	$1,310,846

Household Durables — 0.8%
39,750	Newell Rubbermaid Inc.	1,047,810

Internet & Catalog Retail — 2.1%
44,000	Amazon.com Inc. *	1,183,160
20,000	Expedia Inc. *	268,000
49,000	IAC/InterActiveCorp. *	1,161,790

	Total Internet & Catalog Retail	2,612,950

Media — 7.5%
20,000	EchoStar Communications Corp., Class A Shares *	701,000
9,435	Liberty Media Holding Corp., Capital Group, Series A Shares *	769,990
47,175	Liberty Media Holding Corp., Interactive Group, Series A Shares *	776,972
83,500	News Corp., Class B Shares	1,680,020
227,300	Time Warner Inc.	3,750,450
64,900	Walt Disney Co.	1,926,881

	Total Media	9,605,313

Multiline Retail — 0.5%
14,500	Target Corp.	665,840

Specialty Retail — 3.6%
37,000	Bed Bath & Beyond Inc. *	1,238,760
98,300	Home Depot Inc.	3,411,993

	Total Specialty Retail	4,650,753

	TOTAL CONSUMER DISCRETIONARY	19,893,512

CONSUMER STAPLES — 10.9%
Beverages — 3.5%
57,500	Coca-Cola Co.	2,558,750
30,000	PepsiCo Inc.	1,901,400

	Total Beverages	4,460,150

Food & Staples Retailing — 1.3%
42,190	Kroger Co.	967,417
15,500	Wal-Mart Stores Inc.	689,750

	Total Food & Staples Retailing	1,657,167

Food Products — 1.5%
42,625	Wm. Wrigley Jr. Co.	1,954,782

Household Products — 2.9%
19,400	Kimberly-Clark Corp.	1,184,370
45,250	Procter & Gamble Co.	2,543,050

	Total Household Products	3,727,420

Tobacco — 1.7%
27,200	Altria Group Inc.	2,175,184

	TOTAL CONSUMER STAPLES	13,974,703

ENERGY — 4.7%
Energy Equipment & Services — 1.2%
27,000	Halliburton Co.	900,720
8,500	Noble Corp.	609,875

	Total Energy Equipment & Services	1,510,595

Oil, Gas & Consumable Fuels — 3.5%
14,960	ConocoPhillips	1,026,854
12,500	Royal Dutch Shell PLC, ADR, Class A Shares	885,000
8,500	Suncor Energy Inc.	688,925
See Notes to Schedule of Investments.

Legg Mason Partners Multiple Discipline Funds Large Cap Growth and Value
Schedule of Investments (unaudited) (continued)
July 31, 2006

Shares	Security	Value

Oil, Gas & Consumable Fuels — 3.5% (continued)
28,100	Total SA, ADR	$1,917,263

	Total Oil, Gas & Consumable Fuels	4,518,042

	TOTAL ENERGY	6,028,637

FINANCIALS — 19.1%
Capital Markets — 4.9%
19,300	Bank of New York Co. Inc.	648,673
7,400	Goldman Sachs Group Inc.	1,130,350
61,600	Merrill Lynch & Co. Inc.	4,485,712

	Total Capital Markets	6,264,735

Commercial Banks — 2.7%
25,800	Wachovia Corp.	1,383,654
29,000	Wells Fargo & Co.	2,097,860

	Total Commercial Banks	3,481,514

Consumer Finance — 2.1%
26,100	American Express Co.	1,358,766
16,000	Capital One Financial Corp.	1,237,600

	Total Consumer Finance	2,596,366

Diversified Financial Services — 2.3%
25,218	Bank of America Corp.	1,299,484
35,700	JPMorgan Chase & Co.	1,628,634

	Total Diversified Financial Services	2,928,118

Insurance — 6.0%
17,500	AFLAC Inc.	772,450
63,950	American International Group Inc.	3,879,846
19,340	Chubb Corp.	975,123
30,000	Marsh & McLennan Cos. Inc.	810,900
27,000	St. Paul Travelers Cos. Inc.	1,236,600

	Total Insurance	7,674,919

Thrifts & Mortgage Finance — 1.1%
19,500	Golden West Financial Corp.	1,436,370

	TOTAL FINANCIALS	24,382,022

HEALTH CARE — 15.6%
Biotechnology — 5.4%
47,200	Amgen Inc. *	3,291,728
41,000	Biogen Idec Inc. *	1,726,920
23,950	Genentech Inc. *	1,935,639

	Total Biotechnology	6,954,287

Health Care Providers & Services — 2.4%
30,500	UnitedHealth Group Inc.	1,458,815
21,000	WellPoint Inc. *	1,564,500

	Total Health Care Providers & Services	3,023,315

Pharmaceuticals — 7.8%
17,500	Abbott Laboratories	835,975
55,950	Johnson & Johnson	3,499,672
18,600	Novartis AG, ADR	1,045,692
141,620	Pfizer Inc.	3,680,704
20,000	Sanofi-Aventis, ADR	947,800

	Total Pharmaceuticals	10,009,843

	TOTAL HEALTH CARE	19,987,445

INDUSTRIALS — 6.2%
Aerospace & Defense — 1.2%
12,000	Boeing Co.	929,040
See Notes to Schedule of Investments.

Legg Mason Partners Multiple Discipline Funds Large Cap Growth and Value
Schedule of Investments (unaudited) (continued)
July 31, 2006

Shares	Security	Value

Aerospace & Defense — 1.2% (continued)
14,500	Raytheon Co.	$653,515

	Total Aerospace & Defense	1,582,555

Building Products — 0.5%
24,000	Masco Corp.	641,520

Commercial Services & Supplies — 0.9%
18,800	Avery Dennison Corp.	1,102,244

Industrial Conglomerates — 3.1%
76,100	General Electric Co.	2,487,709
16,950	Textron Inc.	1,523,975

	Total Industrial Conglomerates	4,011,684

Machinery — 0.5%
8,500	Parker Hannifin Corp.	614,040

	TOTAL INDUSTRIALS	7,952,043

INFORMATION TECHNOLOGY — 16.7%
Communications Equipment — 3.3%
129,600	Cisco Systems Inc. *	2,313,360
33,500	Comverse Technology Inc. *	649,230
65,000	Nokia Oyj, ADR	1,290,250

	Total Communications Equipment	4,252,840

Computers & Peripherals — 2.4%
74,600	Dell Inc. *	1,617,328
19,490	International Business Machines Corp.	1,508,721

	Total Computers & Peripherals	3,126,049

Internet Software & Services — 1.9%
87,500	Yahoo! Inc. *	2,374,750

Semiconductors & Semiconductor Equipment — 4.4%
141,800	Intel Corp.	2,552,400
101,400	Texas Instruments Inc.	3,019,692

	Total Semiconductors & Semiconductor Equipment	5,572,092

Software — 4.7%
38,000	Electronic Arts Inc. *	1,790,180
175,700	Microsoft Corp.	4,222,071

	Total Software	6,012,251

	TOTAL INFORMATION TECHNOLOGY	21,337,982

MATERIALS — 1.4%
Chemicals — 1.4%
16,450	Air Products & Chemicals Inc.	1,051,649
17,500	E.I. du Pont de Nemours & Co.	694,050

	TOTAL MATERIALS	1,745,699

TELECOMMUNICATION SERVICES — 4.0%
Diversified Telecommunication Services — 1.6%
45,095	AT&T Inc.	1,352,399
14,309	Embarq Corp.	647,482

	Total Diversified Telecommunication Services	1,999,881

Wireless Telecommunication Services — 2.4%
24,000	ALLTEL Corp.	1,324,080
88,480	Sprint Nextel Corp.	1,751,904

	Total Wireless Telecommunication Services	3,075,984

	TOTAL TELECOMMUNICATION SERVICES	5,075,865

See Notes to Schedule of Investments.

Legg Mason Partners Multiple Discipline Funds Large Cap Growth and Value
Schedule of Investments (unaudited) (continued)
July 31, 2006

Shares	Security	Value

UTILITIES — 1.3%
Multi-Utilities — 1.3%
34,800	Sempra Energy	$1,679,448

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT (Cost — $126,662,078)	122,057,356

Face
Amount

SHORT-TERM INVESTMENT — 4.2%
Repurchase Agreement — 4.2%
$ 5,401,000	State Street Bank & Trust Co., dated 7/31/06, 4.810% due 8/1/06; Proceeds at maturity — $5,401,722; (Fully collateralized by various U.S. Treasury Obligations, 3.875% to 7.500% due 2/15/13 to 11/15/16; Market value — $5,514,066) (Cost — $5,401,000)	5,401,000

	TOTAL INVESTMENTS — 99.6% (Cost — $132,063,078#)	127,458,356
	Other Assets in Excess of Liabilities — 0.4%	532,540

	TOTAL NET ASSETS — 100.0%	$127,990,896

*	Non-income producing security.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviation used in this schedule:
ADR — American Depositary Receipt
See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)
1. Organization and Significant Accounting Policies
Legg Mason Partners Multiple Discipline Funds Large Cap Growth and Value (the “Fund”) is a separate non-diversified series of Legg Mason Partners Investment Funds, Inc. (the “Company”). The Company, a Maryland corporation, is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company.
The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).
(a) Investment Valuation. Equity securities for which market quotations are available are valued at the last sale price or official closing price on the primary market or exchange on which they trade. Debt securities are valued at the mean between the bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund may value these investments at fair value as determined in accordance with the procedures approved by the Fund’s Board of Directors. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates market value.
(b) Repurchase Agreements. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian take possession of the underlying collateral securities, the market value of which at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults, and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.
(c) Foreign Currency Translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.
Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.
(d) Security Transactions. Security transactions are accounted for on a trade date basis.
2. Investments
At July 31, 2006, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$13,169,795
Gross unrealized depreciation	(17,774,517)

Net unrealized depreciation	$(4,604,722)

ITEM 2. CONTROLS AND PROCEDURES.
(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.
ITEM 3. EXHIBITS.
Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Legg Mason Partners Investment Funds, Inc.

By	/s/ R. Jay Gerken

R. Jay Gerken Chief Executive Officer
Date: September 28, 2006
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. Jay Gerken
R. Jay Gerken Chief Executive Officer
Date: September 28, 2006

By	/s/ Kaprel Ozsolak
Kaprel Ozsolak Chief Financial Officer
Date: September 28, 2006